As filed with the Securities and Exchange Commission on August 5, 2003
                                     Investment Company Act file number 811-6170



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES



                              Lebenthal Funds, Inc.
               (Exact name of registrant as specified in charter)


                                  120 Broadway
                               New York, NY 10271
        (Address of principal executive offices)           (Zip code)


                               Alexandra Lebenthal
                                  c/o Lebenthal
                                  120 Broadway
                            New York, New York 10271
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-594-7078

Date of fiscal year end:  November 30

Date of reporting period:  May 31, 2003

Item 1:  Report to Stockholders

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
                                                 120 BROADWAY, NEW YORK, NY 10271
 LEBENTHAL                                                           212-425-6116
 FUNDS, INC.                                 OUTSIDE NYC TOLL FREE 1-800-221-5822
                                                                WWW.LEBENTHAL.COM

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Dear Shareholders:

The past six months have been turbulent times for the bond market and for domestic and global economies. When we last wrote to you in our November 30th 2002 Annual Report, the Federal Reserve Board ("the Fed") had just lowered short-term interest rates to 1.25% in an attempt to stimulate an anemic economy. The events of September 11th continued to reverberate, providing a disquieting background of international tension and concerns about homeland security. As we end this six-month period, these same events and their repercussions continue to dominate the bond market.

The unseasonably cold winter of 2002-2003 exacerbated this year's ongoing economic slowdown, in contrast to the mild winter of last year. Escalating tensions between the United States and Iraq gripped the country as the prospect of armed conflict evolved from idle speculation into reality. Oil prices rose in anticipation of shortages caused by a prolonged military conflict in the Middle East. When Operation Iraqi Freedom commenced, Americans watched as embedded reporters transmitted live broadcasts from sandstorms and firefights while the nation worried about the safety of our troops. The Fed continued its bias toward easy availability of credit while reaffirming their opinion that the war masked the economy's true productive potential. In an attempt to kick start the moribund economy, Congress lowered income tax rates and equalized the taxation on capital gains and dividends at 15%. As this is being written, the Federal Reserve has again lowered short-term rates. The Federal Funds rate now stands at 1.00% as the Fed continues to ward off potential price deflation and attempts to stimulate the weak economy.

What do these events imply for the bond market and the securities owned by your Fund? During this reporting period, in our opinion, many municipal bonds became undervalued relative to Treasury securities. Historically, municipal bonds have had lower yields than Treasury Bonds of similar maturities. For example, over the last decade, long-term municipal bonds typically produced yields between 80% and 85% of the comparable Treasury Bonds. During the past six months, however, municipals bond yields were at times on parity, or even cheaper than comparable Treasury securities. In our estimation, several factors lead us to this state of affairs:

- Changes to Federal income tax rates became a high-profile issue with Congress and with the media. As seen before, when Congress considers major tax code adjustments, investors review the benefits of tax-free income in comparison to the after-tax expected return of their portfolio.

- The Administration sought to end the double taxation of equity dividend income by establishing a tax rate of 15%. It appears to most analysts that this will not trigger a significant outflow from municipal bonds because the benefits of principal safety along with a stable income stream -- with a fixed or targeted maturity date -- remain.

- Just like the Federal government, state and local governments were faced with shortfalls in tax receipts. Because most state and local laws prohibit budget deficits, tax increases and service cutbacks are being enacted in order to close budget gaps. Ironically, while it may appear that municipal bonds are less secure in

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
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  the short-term, the long-term result is that tax-exempt issues are actually more attractive because an increase in local taxation actually makes tax-free income more appealing.

- Toward the end of the first quarter of 2003, a growing class of bonds secured by the Master Settlement Agreement ("MSA") of 1998 with most cigarette manufacturers came under highly visible pressure. A lawsuit in Illinois against the tobacco industry awarded the plaintiffs a controversial multibillion-dollar award. In order to appeal the verdict, the judge required Philip Morris (now a subsidiary of Altria) to post a multi-billion dollar bond which the company claimed would put them into bankruptcy. Further, the company asserted that if required to post the bond, it was possible that it would not make the payment required under the MSA. As a result of these headlines, the value of these bonds plunged. After vigorous legal action -- including many Attorneys General acting in support of Philip Morris -- the bond requirement was reduced. While the value of the bonds did not return to their pre-litigation levels, they have rebounded off their lows.

- Following a record $357 billion in new municipal bond issues during 2002, the pace of new supply so far this year has been extremely strong. The outlook for continued issuance for the remainder of 2003 remains solid. In addition, taxable municipal bonds offer a chance for cash strapped communities to replenish their under-funded pension funds with low cost debt.

We continue to manage the portfolios in a defensive manner through these uncertain and unique times. As our outlook for inflation remains benign, we expect the Fed to keep interest rates low and for municipal credit quality to improve. However, we also recognize that the market will be quick to react negatively to any signs of inflation. Therefore, we feel that our defensive posture will provide the best value for our shareholders over the balance of 2003.

Performance:

Lebenthal New York Class A Municipal Bond Fund: For the twelve months ended
May 31, 2003, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #38 out of 100 peer funds with a return of 9.94%. For the three years ended May 31, 2003, the fund was ranked #24 of 93 with a cumulative return of 31.38%. For the five years ended May 31, 2003, our fund came in #22 of 82 cumulative return of 32.19%.

Lebenthal New York Class B Municipal Bond Fund: For the twelve months ended
May 31, 2003, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #63 of 100 peer funds with a return of 9.32%. For the three years ended May 31, 2003, the fund was ranked #57 of 93 with a cumulative return of 28.72%. For the five years ended May 31, 2003, our fund came in #56 of 82 cumulative return of 27.69%.

Lebenthal New Jersey Municipal Bond Fund: For the twelve months ended May 31, 2003, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #12 out of 55 peer funds with a return of 9.64%. For the three years ended May 31, 2003, the fund was ranked #8 of 51 with a cumulative return 30.59%. For the five years ended May 31, 2003, the fund was ranked #15 of 48 with a cumulative return 30.99%.

Lebenthal Taxable Municipal Bond Fund: For the twelve months ended May 31, 2003, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #10 out of 201 with a return of 16.19%. For the three years ended May 31, 2003, the fund was ranked #5 of 155 with a cumulative return 47.60%. For the five years ended May 31, 2003, the fund was ranked #4 of 129 with a cumulative return 49.42%.

The above total returns as provided by Lipper are historical and do not include any sales charges. Fees waived by Lebenthal New Jersey and Lebenthal Taxable Municipal Bond Funds may have had a material effect on the

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total return figures. The cumulative total returns for the funds, assuming reinvestment of dividends and capital gains, taking into consideration the full sales charge of 4.5%, or the full contingent deferred sales charge of 5% for the New York "B" shares, would be as follows:

Lebenthal New York Municipal Bond Fund "A" Shares: One year 4.91%, three years 25.90%, and five years 26.81%.

Lebenthal New York Municipal Bond Fund "B" Shares: One year 5.30%, three years 26.22%, and five years 27.25%.

Lebenthal New Jersey Municipal Bond Fund: One year 4.66%, three years 24.91%, and five years 25.64%.

Lebenthal Taxable Municipal Bond Fund: One year 11.00%, three years 41.71%, and five years 43.74%.

Please note the past performance is no guarantee of future results. No assurance can be given that the funds will achieve their objectives. Share price and investment return will fluctuate and on the day that you sell, the value of your shares may be more or less than the original investment.

The information and statistics included herein are not guaranteed. They have been obtained from reliable sources and are believed to be accurate.

We thank you for the opportunity to be of service to you.

/s/ Gregory W. Serbe

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
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LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2003 (UNAUDITED)

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
                                                                        RATINGS
                                                                   -----------------
   FACE                                             VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)         MOODY'S  & POOR'S
----------                                  ---------------------  -------  --------
MUNICIPAL BONDS (88.09%)
------------------------------------------------------------------------------------
$1,000,000  Chautauqua, New York Tobacco
            Asset Securitization
            Corporation, 6.75%,
            due 07/01/40                    $           1,003,280              A+
 1,000,000  Childrens Trust Fund, Tobacco
            Settlement, 5.50%, due
            05/15/39                                      849,440   Baa2       A-
 2,000,000  Dutchess County, New York IDA
            Civic Facility (Kaatsbaan
            International Dance Center),
            6.125%, due 11/01/29                        2,262,960              AA
   880,000  East Williston, New York Union
            Free School District-Series A,
            5.00%, due 06/15/18                           960,986    Aa2
 4,000,000  Erie County, New York Tobacco
            Asset Securitization
            Corporation-Series A, 6.25%,
            due 07/15/40                                3,854,680   Baa2       A-
 3,250,000  Essex County, New York IDA
            Civic Facility (Moses
            Ludington Nursing Home), (FHA
            Insured), 6.375%, due 02/01/50              3,755,635             AAA
 5,000,000  Long Island Power
            Authority-New York Electrical
            Systems Revenue-Series A (MBIA
            Insured), 5.00%, due 09/01/27               5,215,950    Aaa      AAA
 1,500,000  Long Island Power
            Authority-New York Electrical
            Systems Revenue-Series A,
            (MBIA Insured), 5.25%, due
            12/01/26                                    1,607,730    Aaa      AAA
 1,800,000  Metropolitan Transportation
            Authority New York, 5.00%, due
            11/15/28                                    1,891,602    Aaa      AAA
 5,000,000  Metropolitan Transportation
            Authority New York-Series A,
            (FGIC Insured), 5.00%, due
            11/15/25                                    5,281,500    Aaa      AAA
   550,000  Metropolitan Transportation
            Authority New York-Series A,
            (FGIC Insured), 5.00%, due
            11/15/31                                      575,102    Aaa      AAA
   500,000  Metropolitan Transportation
            Authority-Series A, (FGIC
            Insured), 5.00%, due 11/15/32                 527,065    Aaa      AAA
 1,000,000  Metropolitan Transportation
            Authority-Series A, (FSA
            Insured), 5.00%, due 11/15/30               1,050,740    Aaa      AAA
 1,000,000  Monroe County, New York IDA
            (Southview Towers Project),
            (SONYMA Insured), Subject to
            AMT, 6.25%, due 02/01/31                    1,123,200    Aa1
 7,730,000  Monroe County, New York
            Tobacco Asset Securitization
            Corporation, 6.375%, due
            06/01/35                                    7,590,319   Baa2       A-
 6,000,000  Nassau County, New York
            Interim Finance
            Authority-Series A-2, (AMBAC
            Insured), 5.125%, due 11/15/21              6,498,180    Aaa      AAA
 5,085,000  New York City Cultural
            Revenue, Museum of Modern
            Art-Series D, (AMBAC Insured),
            5.125%, due 07/01/31                        5,423,203    Aaa      AAA
 2,000,000  New York City Housing
            Development Corporation
            (Multifamily Housing)-Series
            E, (SONYMA Insured), 6.25%,
            due 05/01/36                                2,178,220    Aa2       AA
 1,000,000  New York City Municipal Water
            Finance Authority, (Water and
            Sewer)-Series E, 5.00%, due
            06/15/26                                    1,046,450    Aaa      AAA
 5,000,000  New York City Municipal Water
            Finance Authority, (Water and
            Sewer)-Series E, 5.125%, due
            06/15/31                                    5,277,450    Aa2       AA
   700,000  New York City Transitional
            Finance Authority, Future Tax
            Secured -Series C, 5.00%, due
            08/01/24                                      736,225    Aa2      AA+
   420,000  New York City Transitional
            Finance Authority Series-B,
            5.50%, due 02/01/17                           476,843    Aa2      AA+

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                       See Notes to Financial Statements.

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LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        RATINGS
                                                                   -----------------
   FACE                                             VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)         MOODY'S  & POOR'S
----------                                  ---------------------  -------  --------
$  425,000  New York City Transitional
            Finance Authority-Series C,
            5.375%, due 02/01/18            $             475,643    Aa2      AA+
 2,000,000  New York City Transitional
            Finance Authority-Series A,
            5.375%, due 02/15/23                        2,357,720    Aa2      AA+
   575,000  New York City Transitional
            Finance Authority-Series C,
            5.375%, due 02/01/18                          681,087    Aa2
 1,500,000  New York City Transitional
            Finance Authority-Series C,
            5.50%, due 11/01/29                         1,787,415    Aa2
 2,300,000  New York Counties Tobacco
            Trust I, 6.50%, due 06/01/35                2,296,918   Baa2       A-
 1,500,000  New York Counties Tobacco
            Trust I, 6.625%, due 06/01/42               1,510,620   Baa2       A-
 4,000,000  New York State Dormitory
            Authority (City University),
            (FGIC Insured), 5.25%,
            due 07/01/18                                4,460,920    Aaa      AAA
 2,795,000  New York State Dormitory
            Authority (City University),
            (FGIC Insured), 5.25%,
            due 07/01/30                                3,273,420    Aaa      AAA
 1,680,000  New York State Dormitory
            Authority (Columbia
            University)-Series B, 5.00%,
            due 07/01/21                                1,821,523    Aaa      AAA
 1,800,000  New York State Dormitory
            Authority (Columbia
            University)-Series B, 5.00%,
            due 07/01/23                                1,927,440    Aaa      AAA
 1,855,000  New York State Dormitory
            Authority (Community
            Colleges), 5.00%,
            due 07/01/28                                1,905,827    A3       AA-
 1,660,000  New York State Dormitory
            Authority (Fordham
            University), 5.00%, due
            07/01/22                                    1,776,217    Aaa      AAA
 2,250,000  New York State Dormitory
            Authority (Highlands Living),
            (FHA Insured), 6.25%, due
            07/01/25                                    2,438,077    Aaa      AAA
 6,340,000  New York State Dormitory
            Authority (Highlands Living),
            (FHA Insured), 6.60%, due
            02/01/34                                    6,795,212              AA
 2,150,000  New York State Dormitory
            Authority (Jewish
            Geriatric-Long Island), (FHA
            Insured), 7.35%, due 08/01/29               2,326,064             AAA
 1,815,000  New York State Dormitory
            Authority (Manhattan College),
            5.50%, due 07/01/17                         2,063,129              AA
 2,400,000  New York State Dormitory
            Authority (Manhattan College),
            5.50%, due 07/01/18                         2,713,704              AA
 2,500,000  New York State Dormitory
            Authority (New York State
            University), 5.125%,
            due 05/15/31                                2,945,375    Aaa      AAA
 1,205,000  New York State Dormitory
            Authority (New York
            University)-Series 1, (AMBAC
            Insured), 5.50%, due 07/01/19               1,454,688    Aaa      AAA
 1,000,000  New York State Dormitory
            Authority (New York
            University)-Series 1, (AMBAC
            Insured), 5.50%, due 07/01/22               1,192,910    Aaa      AAA
 1,000,000  New York State Dormitory
            Authority (Nursing
            Home-Menorah Campus),
            (AMBAC/FHA Insured), 6.10%,
            due 02/01/37                                1,137,240             AAA
 4,650,000  New York State Dormitory
            Authority (Rockefeller
            University), 5.00%,
            due 07/01/28                                4,847,578    Aaa      AAA
 2,400,000  New York State Dormitory
            Authority (W.K. Nursing Home),
            (FHA Insured), 6.125%, due
            02/01/36                                    2,707,776             AAA
 5,525,000  New York State Energy
            Research & Development
            Authority-Pollution Control
            Revenue, (Niagra Mohawk Power
            Corporation) Project A, 5.15%,
            due 11/01/25                                5,834,787    Aaa      AAA
 1,250,000  New York State Enviromental
            Facilities Corporation (Clean
            Water & Drinking)-Series B,
            5.00%, due 06/15/27                         1,315,913    Aaa      AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        RATINGS
                                                                   -----------------
   FACE                                             VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)         MOODY'S  & POOR'S
----------                                  ---------------------  -------  --------
$  985,000  New York State Environmental
            Facilities Corporation,
            Personal Income Tax-Series A,
            (FGIC Insured), 5.00%, due
            01/01/23                        $           1,050,631    Aaa      AAA
 6,000,000  New York State Environmental
            Facilities Corporation (Clean
            Water & Drinking)-Series C,
            5.00%, due 06/15/27                         6,287,040    Aaa      AAA
   500,000  New York State Environmental
            Facilities Corporation (Clean
            Water & Drinking), 5.00%, due
            06/15/23                                      533,705    Aaa      AAA
 1,940,000  New York State Housing Finance
            Agency (Housing Project
            Mortgage)-Series A, (FSA
            Insured), 6.125%, due 11/01/20              2,129,169    Aaa      AAA
    90,000  New York State Local
            Government Assistance
            Corporation,
            Prerefunded-Series D, (MBIA
            Insured), 5.00%, due 04/01/23                  92,981    Aaa      AAA
   155,000  New York State Local
            Government Assistance
            Corporation, Unrefunded-Series
            D, (MBIA Insured), 5.00%, due
            04/01/23                                      159,067    Aaa      AAA
 6,750,000  New York State Medical Care
            Facilities Finance
            Agency-Series B (FHA Insured),
            6.60%, due 08/15/34                         7,246,125    Aa2       AA
 3,080,000  New York State Throughway
            Authority (General
            Revenue)-Series E, 5.00%,
            due 01/01/25                                3,195,408    Aa3      AA-
 1,535,000  New York State Throughway
            Authority (Highway and
            Bridge)-Series A, (FGIC
            Insured), 5.50%, due 04/01/17               1,756,562    Aaa      AAA
 2,190,000  New York State Throughway
            Authority (Highway and
            Bridge)-Series C (FGIC
            Insured), 5.00%, due 04/01/20               2,370,193    Aaa      AAA
 3,800,000  New York State Urban
            Development Corporation
            (Correctional Facilities),
            (FSA Insured), 5.25%, due
            01/01/30                                    4,432,244    Aaa      AAA
 1,965,000  New York, New York-Series D,
            (FSA Insured), 5.125%, due
            08/01/18                                    2,144,542    Aaa      AAA
 1,000,000  Niagara County, Tobacco Asset
            Securitization Corporation,
            6.25%, due 05/15/40                           963,770   Baa2
 1,000,000  Rensselaer, Tobacco Asset
            Securitization
            Corporation-Series A, 5.75%,
            due 06/01/43                                  887,130   Baa2       A-
 1,450,000  Triborough, New York State
            Bridge & Tunnel
            Authority-Series A, 5.00%,
            due 01/01/27                                1,511,596    Aa3      AA-
 4,750,000  Triborough, New York State
            Bridge & Tunnel
            Authority-Series A, 5.00%,
            due 01/01/32                                4,941,425    Aa3      AA-
 2,200,000  Triborough, New York State
            Bridge & Tunnel
            Authority-Series B, 5.00%,
            due 11/15/27                                2,301,178    Aa3      AA-
   110,000  Ulster Tobacco Asset
            Securitization Corporation,
            6.00%, due 06/01/40                           100,203   Baa2
                                            ---------------------
            TOTAL MUNICIPAL BONDS (COST
            $151,748,009)                             163,336,932
                                            ---------------------

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                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    VALUE
  SHARES                                          (NOTE 1)
----------                                  ---------------------
CLOSED-END FUNDS (7.51%)
------------------------------------------------------------------------------------
   536,324  Muniholdings New York Insured
            Fund                            $           7,916,142
   296,890  Muniyield New York Insured
            Fund                                        4,114,896
    10,000  Nuveen Insured New York
            Premium                                       158,000
   100,000  Van Kampen Trust Investment
            Grade New York Municipals                   1,736,000
                                            ---------------------
            TOTAL CLOSED-END FUNDS (COST
            $12,080,902)                               13,925,038
                                            ---------------------

   FACE
  AMOUNT
----------
COMMERCIAL PAPER (3.13%)
------------------------------------------------------------------------------------
$5,320,000  American Express Credit
            Corporation, 1.18%, due
            06/02/03                                    5,320,000
   475,000  American General Finance
            Corporation, 1.20%, due
            06/02/03                                      475,000
                                            ---------------------
            TOTAL COMMERCIAL PAPER (COST
            $5,795,000)                                 5,795,000
                                            ---------------------
            TOTAL INVESTMENTS (98.73%)
            (COST $169,623,911)+                      183,056,970
            CASH AND OTHER ASSETS, NET OF
            LIABILITIES (1.27%)                         2,362,722
                                            ---------------------
            NET ASSETS (100.00%)            $         185,419,692
                                            =====================

  +  Aggregate cost for federal income tax purposes is identical.

     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $13,902,397 and $469,338 respectively, resulting in net unrealized appreciation of $13,433,059.

 KEY
 AMBAC    =   Ambac Indemnity Corporation
 AMT      =   Alternative Minimum Tax
 FGIC     =   Financial Guaranty Insurance Corporation
 FHA      =   Federal Housing Administration
 FSA      =   Financial Security Assurance, Inc.
 IDA      =   Industrial Development Agency
 MBIA     =   Municipal Bond Insurance Association
 SONYMA   =   State of New York Mortgage Agency

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                     RATINGS
                                                                -----------------
  FACE                                           VALUE                   STANDARD
 AMOUNT                                         (NOTE 1)        MOODY'S  & POOR'S
--------                                  --------------------  -------  --------
MUNICIPAL BONDS (85.86%)
---------------------------------------------------------------------------------
$415,000  Branchburg, New Jersey Board
          of Education, (FGIC Insured),
          5.00%, due 07/15/21             $            441,568    Aaa      AAA
 125,000  Cape May County, New Jersey
          Industrial Pollution Control
          Financing Authority, (MBIA
          Insured), Subject to AMT,
          7.20%, due 11/01/29                          136,386    Aaa      AAA
 200,000  Childrens Trust Fund Tobacco
          Settlement, 5.50%,
          due 05/15/39                                 169,888   Baa2       A-
 350,000  Delaware River Port Authority,
          Port District
          Project-Series A (FSA
          Insured), Refunding Port
          District Project Series A,
          5.20%, due 01/01/27                          375,260    Aaa      AAA
  70,000  Essex County, New Jersey
          Import Authority Orange School
          District-Series A, (MBIA
          Insured), Refunding Orange
          School District Series A,
          6.95%, due 07/01/14                           79,711    Aaa      AAA
 500,000  Freehold Township, New Jersey
          Board of Education (MBIA
          Insured), 5.00%, due 02/15/22                533,540    Aaa      AAA
 250,000  Gloucester County, New Jersey
          Improvement
          Authority-Series A, (MBIA
          Insured), 5.00%, due 07/15/23                266,730    Aaa      AAA
 100,000  Irvington, New Jersey
          Housing & Mortgage Finance
          Authority, (FHA Insured),
          6.50%, due 02/01/24                          103,458             AAA
 200,000  Middlesex County, New Jersey
          Import Authority, 5.00%,
          due 08/01/22                                 214,098    Aaa      AAA
 500,000  New Jersey Department of
          Transportation-Series B,
          School Facilities Construction
          Series A, 5.00%, due 06/15/21                531,930    Aaa      AAA
 100,000  New Jersey Economic
          Development Authority, New
          Jersey American Water Co.
          Project A, (FGIC Insured),
          Subject to AMT, 6.875%,
          due 11/01/34                                 108,657    Aaa      AAA
  50,000  New Jersey Economic
          Development Authority,
          Economic Development Revenue,
          Heath VLG-96 Project,
          (LOC-First Union National
          Bank), 6.00%, due 05/01/16                    53,833              A+
  25,000  New Jersey Economic
          Development Authority,
          Economic Development Revenue,
          Prerefunded-Heath VLJ-96
          Project, (LOC-First Union
          National Bank), 6.00%,
          due 05/01/16                                  28,405              A+
 150,000  New Jersey Economic
          Development Authority,
          Economic Development Revenue,
          Refunding-Burlington Coat
          Factory, (LOC-First Union
          National Bank), 6.125%,
          due 09/01/10                                 158,633    Aa3
 100,000  New Jersey Economic
          Development Authority,
          Pollution Control Revenue,
          Public Service Electric & Gas
          Company Project, (MBIA
          Insured), Subject to AMT,
          6.40%, due 05/01/32                          105,846    Aaa      AAA
 125,000  New Jersey Health Care
          Facilities Financing
          Authority, General Hospital
          Center at Passaic, (FSA
          Insured), 6.75%, due 07/01/19                165,859    Aaa      AAA
 150,000  New Jersey Health Care
          Facilities Financing
          Authority, Robert Wood Johnson
          University Hospital, 5.75%,
          due 07/01/25                                 164,213    A1        A+
 150,000  New Jersey Health Care
          Facilities Financing
          Authority, Saint Joseph's
          Hospital & Medical Center,
          (Connie Lee Insured), 6.00%,
          due 07/01/26                                 168,994             AAA
 350,000  New Jersey Health Care
          Facilities Financing
          Authority, Saint Peter's
          University Hospital-Series A,
          6.875%, due 07/01/30                         384,030   Baa1      BBB
 500,000  New Jersey State, Variable
          Purpose, (FGIC Insured),
          5.00%, due 08/01/22                          536,845    Aaa      AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                     RATINGS
                                                                -----------------
  FACE                                           VALUE                   STANDARD
 AMOUNT                                         (NOTE 1)        MOODY'S  & POOR'S
--------                                  --------------------  -------  --------
MUNICIPAL BONDS (CONTINUED)
---------------------------------------------------------------------------------
$ 75,000  New Jersey State Educational
          Facilities Authority,
          Fairleigh Dickinson
          University-Series D, (ACA
          Insured), 5.25%, due 07/01/32   $             77,609              A
 500,000  New Jersey State Educational
          Facilities Authority,
          Montclair State
          University-Series F, 5.00%,
          due 07/01/31                                 524,370    Aaa      AAA
 300,000  New Jersey State Educational
          Facilities Authority, New
          Jersey Institute of Technology
          Issue-Series G, 5.00%,
          due 07/01/26                                 315,879    Aaa      AAA
 100,000  New Jersey State Educational
          Facilities Authority, Rowan
          University-Series C, (FGIC
          Insured), 5.00%, due 07/01/31                105,369    Aaa      AAA
  45,000  New Jersey State Higher
          Education Assistance
          Authority, Student
          Loan-Series A, (AMBAC
          Insured), Subject to AMT,
          5.30%, due 06/01/17                           47,987    Aaa      AAA
 250,000  New Jersey State Highway
          Authority, Garden State
          Parkway, 5.625%, due 01/01/30                275,388    A1       AA-
 100,000  New Jersey State Housing &
          Mortgage Finance Agency,
          MHRB-Series A, (AMBAC/ FHA
          Insured), 6.25%, due 05/01/28                105,868    Aaa      AAA
  90,000  New Jersey State Housing &
          Mortgage Finance Agency, Home
          Buyers-Series O, Subject to
          AMT, 6.35%, due 10/01/27                      94,315    Aaa      AAA
 125,000  New Jersey State Housing &
          Mortgage Finance Agency, MHRB
          Refunding-Presidential Plaza,
          (FHA Insured), 7.00%,
          due 05/01/30                                 129,563             AAA
 300,000  New Jersey State Housing &
          Mortgage Finance Agency,
          MHRB-Series B, (FSA Insured),
          6.15%, due 11/01/20                          329,808    Aaa      AAA
 290,000  New Jersey State Housing &
          Mortgage Finance Agency,
          Refunding Series A, 6.05%,
          due 11/01/20                                 303,818    Aaa      AAA
 500,000  New Jersey State Transport
          Trust Fund Authority,
          Transport Systems-Series B,
          5.00%, due 12/15/21                          532,505    Aaa      AAA
 300,000  New Jersey State-Series H,
          Refunding Series H, 5.25%,
          due 07/01/19                                 351,987    Aa2       AA
 140,000  Newark, New Jersey Housing
          Finance Corporation Mortgage,
          Refunding-HUD Section 8-Manor
          Apartments-Series A, (FHA
          Insured), 7.50%, due 02/15/24                146,205             AAA
 400,000  Old Bridge, New Jersey Board
          of Education, (MBIA Insured),
          5.00%, due 07/15/30                          421,252    Aaa      AAA
 800,000  Port Authority of New York &
          New Jersey, One Hundred Ninth
          Series, (MBIA Insured),
          5.375%, due 01/15/32                         871,136    Aaa      AAA
  70,000  Puerto Rico Housing Bank &
          Finance Agency, Single Family
          Mortgage, Affordable Housing
          Mortgage-Portfolio I,
          (GNMA/FNMA/FHLMC Insured),
          Subject to AMT, 6.25%,
          due 04/01/29                                  73,205    Aaa      AAA
 300,000  Rutgers State University, New
          Jersey-Series B, 4.75%,
          due 05/01/27                                 309,567    Aaa      AAA
 600,000  Tobacco Settlement Financing
          Corporation, New Jersey,
          6.125%, due 06/01/42                         509,316   Baa2       A-
 500,000  Tobacco Settlement Financing
          Corporation, New Jersey,
          7.00%, due 06/01/41                          487,055    A3        A-
 500,000  Union County, New Jersey
          Improvement Authority, Madison
          Redevelopment Project, (FSA
          insured), 5.00%, due 03/01/25                530,885    Aa1
 250,000  University Medicine &
          Dentistry, New Jersey, (AMBAC
          Insured), 5.00%, due 04/15/22                269,585    Aaa      AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                     RATINGS
                                                                -----------------
  FACE                                           VALUE                   STANDARD
 AMOUNT                                         (NOTE 1)        MOODY'S  & POOR'S
--------                                  --------------------  -------  --------
MUNICIPAL BONDS (CONTINUED)
---------------------------------------------------------------------------------
$250,000  University Medicine &
          Dentistry, New Jersey,
          Series A, 5.125%,
          due 12/01/22                    $            271,435    Aaa      AAA
 100,000  University Puerto Rico
          Revenue-Series O, (MBIA
          Insured), 5.375%,
          due 06/01/30                                 107,801    Aaa      AAA
 250,000  Willingboro New Jersey
          Utilities Authority-Series H,
          5.25%, due 01/01/21                          272,605    Aaa
                                          --------------------
          TOTAL MUNICIPAL BONDS
          (COST $11,440,505)                        12,192,397
                                          --------------------

 SHARES
--------
CLOSED-END FUNDS (7.29%)
---------------------------------------------------------------------------------
  38,700  Muniholdings New Jersey
          Insured Fund                                 586,305
  23,400  Muniyield New Jersey Fund
          Incorporated                                 358,488
   5,800  Muniyield New Jersey Insured
          Fund                                          90,886
                                          --------------------
          TOTAL CLOSED-END FUNDS
          (COST $885,618)                            1,035,679
                                          --------------------

  FACE
 AMOUNT
--------
COMMERCIAL PAPER (7.54%)
---------------------------------------------------------------------------------
$710,000  American Express Finance
          Corporation, 1.18%,
          due 06/02/03                                 710,000
 360,000  General Electric Capital
          Corporation, 1.22%,
          due 06/02/03                                 360,000
                                          --------------------
          TOTAL COMMERCIAL PAPER (COST
          $1,070,000)                                1,070,000
                                          --------------------
          TOTAL INVESTMENTS (100.69%)
          (COST $13,396,123)+                       14,298,076
          LIABILITIES IN EXCESS OF CASH
          AND OTHER ASSETS (-0.69%)                    (97,673)
                                          --------------------
          NET ASSETS (100.00%)            $         14,200,403
                                          ====================

  +  Aggregate cost for federal income tax purposes is identical.

     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $1,003,588 and $101,635 respectively, resulting in net unrealized appreciation of $901,953.

 KEY
 ACA      =   American Capital Access
 AMBAC    =   Ambac Indemnity Corporation
 AMT      =   Alternative Minimum Tax
 FGIC     =   Financial Guaranty Insurance Corporation
 FHA      =   Federal Housing Administration
 FHLMC    =   Federal Home Loan Mortgage Corporation
 FNMA     =   Federal National Mortgage Association
 FSA      =   Financial Security Assurance, Inc.
 GNMA     =   Government National Mortgage Association
 HUD      =   Department of Housing and Urban Development
 LOC      =   Letter of Credit
 MBIA     =   Municipal Bond Insurance Association
 MHRB     =   Multi-family Housing Revenue Bond

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                         RATINGS
                                                                  ---------------------
   FACE                                            VALUE                     STANDARD
  AMOUNT                                          (NOTE 1)        MOODY'S    & POOR'S
----------                                  --------------------  -------  ------------
MUNICIPAL BONDS (85.66%)
---------------------------------------------------------------------------------------
$  150,000  All Saints Health System,
            (MBIA Insured), 9.00%,
            due 08/15/24                    $            166,308    Aaa        AAA
   350,000  Allen County Coliseum
            Additions Building
            Corporation, (AMBAC Insured),
            6.875%, due 11/01/25                         384,779    Aaa
   600,000  Atlanta & Fulton County,
            Georgia Recreational
            Authority-Downtown Area
            Project, (FSA Insured), 7.00%,
            due 12/01/28                                 687,024    Aaa        AAA
   300,000  Bridgeport, Connecticut
            Taxable Pension Bonds, General
            Obligation, (FGIC Insured),
            7.64%, due 01/15/30                          396,039    Aaa        AAA
   600,000  Broward County, Florida
            Airport Systems Revenue,
            Taxable Series J2, 6.90%,
            due 10/01/21                                 735,960    Aaa        AAA
   100,000  Buffalo, New York-Series F,
            (AMBAC Insured), 9.05%,
            due 02/01/15                                 101,124    Aaa        AAA
   125,000  California State University
            Revenue, Sacramento
            Auxiliary-Series B, (MBIA
            Insured), 6.45%, due 10/01/17                141,469    Aaa        AAA
   100,000  Connecticut State Development
            Authority-Sub Series B1
            Revenue, 8.50%, due 08/15/14                 106,746                A+
   150,000  Connecticut State Health &
            Educational Facilities
            Authority, Maefair Health
            Care, 9.20%, due 11/01/24                    218,038    Aa3         AA
   150,000  Connecticut State Health &
            Educational Facilities
            Authority, Shady Knoll Center,
            8.90%, due 11/01/24                          212,193    Aa3        AA-
   250,000  Cuyahoga County, Ohio Economic
            Development, Gateway Arena
            Project-Series A, 8.625%,
            due 06/01/22                                 341,432    Aa3
   600,000  Dane County, Wisconsin,
            Taxable Series C, General
            Obligation, 5.30%,
            due 12/01/16                                 628,332    Aaa
   225,000  Detroit, Michigan Downtown
            Development Authority Tax
            Increment Revenue,
            Taxable-Development Area No.1
            Project-B, (MBIA Insured),
            6.68%, due 07/01/28                          271,166    Aaa        AAA
   100,000  Florida Housing Finance
            Agency, Mariner Club-K-2,
            (AMBAC Insured), 8.25%,
            due 09/01/15                                 112,139    Aaa        AAA
   250,000  Fresno County, California
            Pension Obligation, (FGIC
            Insured), 6.67%, due 08/15/18                299,833    Aaa        AAA
   500,000  Glendale, Arizona Municipal
            Propert Corporate Excise
            Tax-Series B, (AMBAC Insured),
            5.58%, due 07/01/32                          504,350    Aaa        AAA
   425,000  Harrisburg, Pennsylvania,
            Resource Recovery Facilities
            Authority-Series B, 8.05%,
            due 09/01/25                                 495,337    Aaa        AAA
   150,000  Idaho Housing Agency, (HUD
            Section 8 Insured), 8.50%,
            due 07/01/09                                 160,932    A2
   150,000  Illinois Housing Development
            Authority, Affordable Housing
            Project,(AMBAC Insured),
            8.64%, due 12/01/21                          162,575    Aaa        AAA
   250,000  Industry, California, General
            Obligation, (MBIA Insured),
            6.70%, due 07/01/21                          264,010    Aaa        AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                         RATINGS
                                                                  ---------------------
   FACE                                            VALUE                     STANDARD
  AMOUNT                                          (NOTE 1)        MOODY'S    & POOR'S
----------                                  --------------------  -------  ------------
$  600,000  Intermountain Power Agency,
            Utah Power Supply Revenue,
            Taxable Refunding-Series B,
            (FSA Insured), 1.85%,
            due 07/01/05                    $            601,710    Aaa        AAA
   750,000  Jersey City, New Jersey
            Municipal Utilities
            Authority-Series B, (MBIA
            Insured), 5.47%, due 05/15/27                779,640    Aaa        AAA
   265,000  Kern County, California
            Pension Obligation, (MBIA
            Insured), 7.26%, due 08/15/14                326,761    Aaa        AAA
   205,000  Kutztown, Pennsylvania Area
            School District-Series A,
            (FGIC Insured), 6.65%,
            due 11/15/31                                 224,393    Aaa        AAA
   300,000  Lafayette, Louisiana Taxable
            Refunding, (AMBAC Insured),
            5.70%, due 05/01/22                          310,794    Aaa        AAA
   715,000  Long Island, New York College
            Hospital Revenue-Series B,
            (FHA Insured), 8.90%,
            due 08/15/30                                 889,481    Aa2        AAA
   400,000  Los Angeles, California
            Certificate Participation,
            Real Property-AK, 7.25%,
            due 04/01/29                                 429,936    A2
   200,000  Los Angeles, California
            Community Redevelopment
            Agency, Monterey-Series D,
            (FSA Insured), 6.60%,
            due 09/01/20                                 223,774    Aaa        AAA
    10,000  Manatee County, Florida
            Housing Finance Authority,
            Single Family-Subseries 1,
            (GNMA Collateralized), 8.10%,
            due 11/01/32                                  11,498    Aaa
   100,000  Maryland State Transportation
            Authority Limited,
            Baltimore-Washington
            International, (MBIA Insured),
            6.48%, due 07/01/22                          114,632    Aaa
   200,000  Michigan State Housing
            Development Authority-Series
            A, (AMBAC Insured), 8.30%,
            due 11/01/15                                 258,324    Aaa        AAA
   400,000  Middlesex County, New Jersey
            General Improvment-Series B,
            6.20%, due 06/15/16                          439,376    Aa1        AAA
    20,000  Minnesota State Housing
            Finance Agency, Single Family
            Mortgage-Series G, 8.05%,
            due 01/01/12                                  21,844    Aa1        AA+
     5,000  Minnesota State Housing
            Finance Agency, Rental
            Housing-Series B, 8.00%,
            due 02/01/18                                   5,015    Aa1         AA
   250,000  New Jersey Economic
            Development Authority, State
            Pension Funding,
            Revenue-Series B, 0.00%*,
            due 02/15/21                                  95,563    Aaa        AAA
   800,000  New Jersey Economic
            Development Authority,
            Series B, (AMBAC Insured),
            5.80%, due 04/01/25                          858,880    Aaa        AAA
   580,000  New York State Dormitory
            Authority Revenues, Highland
            Hospital-Series B, (MBIA/FHA
            Insured), 7.45%, due 08/01/35                666,797    Aaa        AAA
   300,000  New York State Housing Finance
            Agency, Multi-family
            Housing-Series B, (FHA
            Insured), 8.25%, due 05/15/35                328,314               AAA
    80,000  New York State Housing Finance
            Agency, Service Contract
            Obligation-Series B, 8.60%,
            due 03/15/04                                  84,467    A3         AA-

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                         RATINGS
                                                                  ---------------------
   FACE                                            VALUE                     STANDARD
  AMOUNT                                          (NOTE 1)        MOODY'S    & POOR'S
----------                                  --------------------  -------  ------------
MUNICIPAL BONDS (CONTINUED)
---------------------------------------------------------------------------------------
$  100,000  Pittsburgh, Pennsylvania Urban
            Redevelopment Authority, (FSA
            Insured), 9.07%, due 09/01/14   $            112,243    Aaa        AAA
   600,000  Richland Lexington, South
            Carolina Airport District,
            Columbia Metropolitan
            Airport-Series B, (FSA
            Insured), 6.59%, due 01/01/17                709,908    Aaa        AAA
   300,000  Rosemont, Illinois Tax
            Increment Project 5, (FGIC)
            Insured), 6.95%, due 12/01/20                340,476    Aaa        AAA
   225,000  Sacramento County,
            California-Series A, (MBIA
            Insured), 7.68%, due 08/15/21                294,678    Aaa        AAA
   130,000  San Diego State University
            Foundation-Series B, (MBIA
            Insured), 6.70%, due 03/01/22                142,974    Aaa        AAA
   200,000  Tampa, Florida Sports
            Authority, Hillsboro Arena
            Project, (MBIA Insured),
            8.07%, due 10/01/26                          217,900    Aaa        AAA
   700,000  Texas State, Water Financial
            Assistance-Series B, 6.85%,
            due 08/01/20                                 705,292    Aa1         AA
   375,000  Texas State, Department of
            Housing and Community
            Affairs-Series C-1, (MBIA
            Insured), 7.76%, due 09/01/17                421,912    Aaa        AAA
   365,629  Tobacco Settlement Funding
            Corporation, Louisiana
            Revenue-Series 2001A, 6.36%,
            due 05/15/25                                 380,328    Aa3         A
   500,000  University New Mexico,
            Certificates of Participation,
            8.00%, due 06/30/25                          579,931    Aaa        AAA
   250,000  Virginia State Housing
            Development Authority, 6.02%,
            due 01/01/28                                 257,410    Aa1        AA+
   500,000  West Haven, Connecticut, (MBIA
            Insured), 5.84%, due 03/15/22                529,665    Aaa        AAA
                                            --------------------
            TOTAL MUNICIPAL BONDS
            (COST $15,800,114)                        17,753,702
                                            --------------------

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   VALUE
  SHARES                                          (NOTE 1)
----------                                  --------------------
CLOSED-END FUNDS (5.06%)
---------------------------------------------------------------------------------------
    56,400  Blackrock Income Trust          $            457,968
    58,000  Hyperion Total Return Fund
            Incorporated                                 590,440
                                            --------------------
            TOTAL CLOSED-END FUNDS
            (COST $844,613)                            1,048,408
                                            --------------------

   FACE
  AMOUNT
----------
COMMERCIAL PAPER (7.04%)
---------------------------------------------------------------------------------------
$1,025,000  American Express Finance
            Corporation, 1.18%,
            due 06/02/03                               1,025,000
   435,000  General Electric Capital
            Corporation, 1.22%,
            due 06/02/03                                 435,000
                                            --------------------
            TOTAL COMMERCIAL PAPER
            (COST $1,460,000)                          1,460,000
                                            --------------------
            TOTAL INVESTMENTS (97.76%)
            (COST $18,104,727)+                       20,262,110
            CASH AND OTHER ASSETS, NET OF
            LIABILITIES (2.24%)                          463,295
                                            ====================
            NET ASSETS (100.00%)            $         20,725,405
                                            ====================

  +  Aggregate cost for federal income tax purposes is identical.

     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $2,171,954 and $14,571 respectively, resulting in net unrealized appreciation of $2,157,383.

  *  Zero Coupon Bond

 KEY
 AMBAC    =   Ambac Indemnity Corporation
 FGIC     =   Financial Guaranty Insurance Corporation
 FHA      =   Federal Housing Administration
 FSA      =   Financial Security Assurance, Inc.
 GNMA     =   Government National Mortgage Association
 HUD      =   Department of Housing and Urban Development
 MBIA     =   Municipal Bond Insurance Association

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     LEBENTHAL NEW YORK  LEBENTHAL NEW JERSEY  LEBENTHAL TAXABLE
                                         MUNICIPAL            MUNICIPAL            MUNICIPAL
                                         BOND FUND            BOND FUND            BOND FUND
                                     ------------------  --------------------  -----------------
ASSETS
Investment in securities, at value
  (cost $169,623,911, $13,396,123
  and $18,104,727).................   $    183,056,970     $     14,298,076    $     20,262,110
Cash...............................             11,986                1,967               1,933
Receivables:
    Capital shares sold............            306,725                   --             246,888
    Interest and dividends.........          2,704,538              214,855             289,814
    Due from Manager...............                 --                5,682                  --
                                      ----------------     ----------------    ----------------
      Total assets.................        186,080,219           14,520,580          20,800,745
                                      ----------------     ----------------    ----------------
LIABILITIES
Payables:
    Securities purchased...........                 --              267,077                  --
    Capital shares redeemed........             20,316                   --               2,500
    Dividends declared.............            460,322               33,272              55,983
    Distribution fee payable (Note
      3)...........................             94,263                   --               9,740
    Management fee payable (Note
      2)...........................             34,250                2,993               4,239
    Administration fee payable.....             12,955                1,361                 505
    Directors' fee payable.........                996                   77                  22
Accrued expenses and other
  liabilities......................             37,425               15,397               2,351
                                      ----------------     ----------------    ----------------
      Total liabilities............            660,527              320,177              75,340
                                      ----------------     ----------------    ----------------
NET ASSETS.........................   $    185,419,692     $     14,200,403    $     20,725,405
                                      ================     ================    ================
NET ASSETS CONSIST OF:
Par value..........................   $         21,574     $          1,939    $          2,531
Paid in capital....................        171,781,705           13,422,199          18,617,576
Undistributed/(Accumulated) net
  investment income/(loss).........           (460,551)               2,024             (48,535)
Accumulated net realized
  gain/(loss) on investments.......            643,905             (127,712)             (3,550)
Unrealized appreciation on
  investments -- net...............         13,433,059              901,953           2,157,383
                                      ----------------     ----------------    ----------------
      Total net assets.............   $    185,419,692     $     14,200,403    $     20,725,405
                                      ================     ================    ================
CLASS A
Net Assets.........................   $    176,257,888     $     14,200,403    $     20,725,405
Shares outstanding (Note 4)........         20,509,476            1,938,980           2,530,734
Net asset value and redemption
  price per share..................   $           8.59     $           7.32    $           8.19
Maximum offering price per
  share*...........................   $           8.99     $           7.66    $           8.58
CLASS B
Net Assets.........................   $      9,161,804     $             --    $             --
Shares outstanding (Note 4)........          1,064,445                   --                  --
Net asset value, and redemption
  price per share**................   $           8.61     $             --    $             --

* The sales charge for Class A shares is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales.
** Class B shares are sold without an initial sales charge, but are subject to a 5% contingent deferred sales charge if shares are redeemed within 11 months, reduced on shares held over 12 months.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     LEBENTHAL NEW YORK  LEBENTHAL NEW JERSEY  LEBENTHAL TAXABLE
                                         MUNICIPAL            MUNICIPAL            MUNICIPAL
                                         BOND FUND            BOND FUND            BOND FUND
                                     ------------------  --------------------  -----------------
INVESTMENT INCOME
Income:
  Interest.........................   $     4,285,238      $       325,597      $       495,005
  Dividends........................           461,175               31,393               65,933
                                      ---------------      ---------------      ---------------
      Total income.................         4,746,413              356,990              560,938
                                      ---------------      ---------------      ---------------
EXPENSES:
  Management fee (Note 2)..........           195,618               16,967               22,426
  Distribution fee:
    Class A (Note 3)...............           210,602               16,967               22,426
    Class B (Note 3)...............            42,189                   --                   --
  Shareholder servicing fees:
    Class A........................            43,185               15,694               16,402
    Class B........................            15,370                   --                   --
  Administration fee...............            74,247                5,655                6,802
  Printing.........................            12,548                1,140                1,218
  Custodian fee....................            10,453                1,669                2,370
  Legal and compliance fees........           108,890               13,165                9,728
  Auditing and accounting fees.....            41,230               18,151               18,466
  Directors' fees..................             4,892                  344                  447
  Registration fees:
    Class A........................             4,902                2,038                4,428
    Class B........................             2,249                   --                   --
  Other............................            21,016                1,965                2,086
                                      ---------------      ---------------      ---------------
      Total expenses...............           787,391               93,755              106,799
  Less: Reimbursment of expenses by
    Manager (Note 2)...............                --              (12,190)                  --
    Fees waived by Distributor
      (Note 3).....................           (16,704)             (16,967)             (16,748)
    Fees paid indirectly
      (Note 1).....................              (778)                (122)                (346)
                                      ---------------      ---------------      ---------------
  Net expenses.....................           769,909               64,476               89,705
                                      ---------------      ---------------      ---------------
Net investment income..............         3,976,504              292,514              471,233
                                      ---------------      ---------------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain/(loss) on
  investments......................           770,060              224,580                  (68)
Change in unrealized
  appreciation / depreciation of
  investments......................         5,399,339              290,395              931,495
                                      ---------------      ---------------      ---------------
Net realized and unrealized gain on
  investments......................         6,169,400              514,975              931,427
                                      ---------------      ---------------      ---------------
Increase in net assets from
  operations.......................   $    10,145,903      $       807,489      $     1,402,660
                                      ===============      ===============      ===============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       LEBENTHAL NEW YORK MUNICIPAL             LEBENTHAL NEW JERSEY MUNICIPAL
                                                BOND FUND                                 BOND FUND
                                  --------------------------------------    --------------------------------------
                                  SIX MONTHS ENDED           YEAR           SIX MONTHS ENDED           YEAR
                                    MAY 31, 2003            ENDED             MAY 31, 2003            ENDED
                                    (UNAUDITED)       NOVEMBER 30, 2002       (UNAUDITED)       NOVEMBER 30, 2002
                                  ----------------    ------------------    ----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.......     $    3,976,504       $    7,381,049       $      292,514       $      538,576
  Net realized gain on
    investments...............            770,060            1,140,371              224,580               26,268
  Change in unrealized
    appreciation /
    depreciation of
    investments...............          5,399,339              (38,633)             290,395               88,593
                                   --------------       --------------       --------------       --------------
  Increase in net assets from
    operations................         10,145,903            8,482,787              807,489              653,437
Distributions from capital
  gains
    Class A Shares............           (584,822)                  --                   --                   --
    Class B Shares............            (27,890)                  --                   --                   --
Dividends from net investment
  income:
    Class A shares............         (3,813,202)          (7,692,938)*           (292,188)            (537,067)*
    Class B shares............           (160,000)            (284,060)*                 --                   --
Capital share transactions
  (Note 4)....................          6,959,767           18,796,322              607,370            1,605,033
                                   --------------       --------------       --------------       --------------
Total increase................         12,519,756           19,302,111            1,122,671            1,721,403
Net assets:
  Beginning of period.........        172,899,936          153,597,825           13,077,732           11,356,329
                                   --------------       --------------       --------------       --------------
  End of period (1)...........     $  185,419,692       $  172,899,936       $   14,200,403       $   13,077,732
                                   ==============       ==============       ==============       ==============
(1) Includes Undistributed/
    (Accumulated) Net
      Investment
      Income/(Loss)...........     $     (460,551)      $     (463,853)      $        2,024       $        1,698
                                   ==============       ==============       ==============       ==============

(Unaudited Information)
* 95.84% and 95.31% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             LEBENTHAL TAXABLE MUNICIPAL
                                                      BOND FUND
                                          ----------------------------------
                                            SIX MONTHS
                                              ENDED
                                           MAY 31, 2003       YEAR ENDED
                                           (UNAUDITED)    NOVEMBER 30, 2002
                                          --------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.................  $   471,233       $      832,514
  Net realized gain/loss on
    investments.........................          (68)             211,841
  Change in unrealized appreciation of
    investments.........................      931,495              408,206
                                          --------------    --------------
  Increase in net assets from
    operations..........................    1,402,660            1,452,561
Distribution from capital gains.........      (18,332)                  --
Dividends from net investment income....     (471,142)            (864,587)
Capital share transactions (Note 4).....    4,074,192            1,549,522
                                          --------------    --------------
  Total increase........................    4,987,378            2,137,496
Net assets:
  Beginning of period...................   15,738,027           13,600,531
                                          --------------    --------------
  End of period (1).....................  $20,725,405       $   15,738,027
                                          ==============    ==============
(1) Includes Accumulated Net Investment
  Loss..................................  $   (48,535)      $      (48,626)
                                          ==============    ==============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           LEBENTHAL NEW YORK
                                                      MUNICIPAL BOND FUND--CLASS A
                             ------------------------------------------------------------------------------
                              SIX MONTHS
                                 ENDED                           YEAR ENDED NOVEMBER 30,
                             MAY 31, 2003     -------------------------------------------------------------
                              (UNAUDITED)       2002         2001         2000         1999         1998
                             -------------    ---------    ---------    ---------    ---------    ---------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period....      $    8.33      $   8.31     $   7.92     $   7.64     $   8.53     $    8.32
                               ---------      ---------    ---------    ---------    ---------    ---------
Income from investment
  operations:
Net investment income....           0.19          0.38         0.41         0.41         0.41          0.42
Net realized and
  unrealized gain (loss)
  on investments.........           0.29          0.05         0.39         0.28        (0.79)         0.21
                               ---------      ---------    ---------    ---------    ---------    ---------
Total from investment
  operations.............           0.48          0.43         0.80         0.69        (0.38)         0.63
                               ---------      ---------    ---------    ---------    ---------    ---------
Less distributions:
Dividends from net
  investment income......          (0.19)        (0.41)       (0.41)       (0.41)       (0.41)        (0.42)
Distributions from net
  realized gains on
  investments............          (0.03)           --           --           --        (0.10)           --
                               ---------      ---------    ---------    ---------    ---------    ---------
Total distributions......          (0.22)        (0.41)       (0.41)       (0.41)       (0.51)        (0.42)
                               ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of
  period.................      $    8.59      $   8.33     $   8.31     $   7.92     $   7.64     $    8.53
                               =========      =========    =========    =========    =========    =========
TOTAL RETURN (1)
  (without deduction of
    sales load)..........           5.84%         4.93%       10.20%        9.28%       (4.69)%        7.69%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000)..................      $ 176,258      $165,093     $147,456     $130,595     $134,857     $ 147,673
Ratio to average net
  assets:
  Expenses (2)...........           0.84%*        0.88%*       0.81%*       0.86%*       0.76%*        0.76%*
  Net investment income
    (2)..................           4.53%         4.58%        4.93%        5.30%        5.00%         4.92%
Portfolio turnover.......           7.39%        13.05%       46.32%       65.05%       59.91%        66.04%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
*    Includes fees paid indirectly of less than 0.01% of average net assets.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           LEBENTHAL NEW YORK
                                                      MUNICIPAL BOND FUND--CLASS B
                             ------------------------------------------------------------------------------
                              SIX MONTHS
                                 ENDED                           YEAR ENDED NOVEMBER 30,
                             MAY 31, 2003     -------------------------------------------------------------
                              (UNAUDITED)       2002         2001         2000         1999         1998*
                             -------------    ---------    ---------    ---------    ---------    ---------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period....      $    8.34      $   8.31     $   7.92     $   7.64     $   8.54     $    8.34
                               ---------      ---------    ---------    ---------    ---------    ---------
Income from investment
  operations:
Net investment income....           0.16          0.33         0.35         0.36         0.34          0.33
Net realized and
  unrealized gain on
  investments............           0.30         (0.05)        0.39         0.28        (0.80)         0.20
                               ---------      ---------    ---------    ---------    ---------    ---------
Total from investment
  income.................           0.46          0.38         0.74         0.64        (0.46)         0.53
                               ---------      ---------    ---------    ---------    ---------    ---------
Less distributions:
Dividends from net
  investment income......          (0.16)        (0.35)       (0.35)       (0.36)       (0.34)        (0.33)
Distributions from net
  realized gains on
  investments............          (0.03)           --           --           --        (0.10)           --
                               ---------      ---------    ---------    ---------    ---------    ---------
Total distributions......          (0.19)        (0.35)       (0.35)       (0.36)       (0.44)        (0.33)
                               ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of
  period.................      $    8.61      $   8.34     $   8.31     $   7.92     $   7.64     $    8.54
                               =========      =========    =========    =========    =========    =========
TOTAL RETURN (1)
  (without deduction of
    sales load)..........           5.58%         4.34%        9.39%        8.53%       (5.57)%        6.48%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000)..................      $   9,162      $  7,807     $  6,142     $  4,300     $  3,909     $   2,801
Ratios to average net
  assets:
  Expenses +(2)..........           1.55%**       1.55%**      1.55%**      1.55%**      1.55%**       1.55%**
  Net investment income
    (2)..................           3.80%         3.90%        4.16%        4.60%        4.21%         3.95%
Portfolio turnover.......           7.39%        13.05%       46.32%       65.05%       59.91%        66.04%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
*    Class commenced operations on December 3, 1997.
**   Includes fees paid indirectly of less than 0.01% of average net assets.
+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average assets would have been 1.95%, 2.08%, 2.11%, 2.38%, 2.38%,and 4.58%, for the for the six months ended May 31, 2003 and the years ended November 30, 2002, 2001, 2000, 1999 and 1998, respectively.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          LEBENTHAL NEW JERSEY
                                                          MUNICIPAL BOND FUND
                             ------------------------------------------------------------------------------
                              SIX MONTHS
                                 ENDED                           YEAR ENDED NOVEMBER 30,
                             MAY 31, 2003     -------------------------------------------------------------
                              (UNAUDITED)       2002         2001         2000         1999         1998
                             -------------    ---------    ---------    ---------    ---------    ---------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period....      $    7.05      $   6.99     $   6.73     $   6.51     $   7.20     $    6.97
                               ---------      ---------    ---------    ---------    ---------    ---------
Income from investment
  operations:
Net investment income....           0.15          0.31         0.33         0.34         0.34          0.35
Net realized and
  unrealized gain (loss)
  on investments.........           0.27          0.06         0.26         0.22        (0.69)         0.23
                               ---------      ---------    ---------    ---------    ---------    ---------
Total from investment
  operations.............           0.42          0.37         0.59         0.56        (0.35)         0.58
                               ---------      ---------    ---------    ---------    ---------    ---------
Less distributions:
Dividends from net
  investment income......          (0.15)        (0.31)       (0.33)       (0.34)       (0.34)        (0.35)
                               ---------      ---------    ---------    ---------    ---------    ---------
Total distributions......          (0.15)        (0.31)       (0.33)       (0.34)       (0.34)        (0.35)
                               ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of
  period.................      $    7.32      $   7.05     $   6.99     $   6.73     $   6.51     $    7.20
                               =========      =========    =========    =========    =========    =========
TOTAL RETURN (1)
  (without deduction of
    sales load)..........           6.08%         5.39%        8.90%        8.92%       (5.07)%        8.47%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000)..................      $  14,200      $ 13,078     $ 11,356     $  9,192     $  8,911     $   9,042
Ratio to average net
  assets:
  Expenses +(2)..........           0.95%*        0.95%*       0.93%*       0.75%*       0.71%*        0.60%*
  Net investment income
    (2)..................           4.31%         4.41%        4.66%        5.24%        4.84%         4.87%
Portfolio turnover.......          12.24%        21.46%       30.46%       90.39%       52.66%        31.81%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.38%, 1.48%, 1.47%, 1.60%, 1.45% and 1.60%, for the six months ended May 31, 2003 and the years ended November 30, 2002, 2001, 2000, 1999, and 1998, respectively.
* Includes fees paid indirectly of less than 0.01%, 0.01%, 0.01%, 0.01%, 0.02%, and 0.02% of average net assets for the six months ended
     May 31,2003 the years ended November 30, 2002, 2001, 2000, 1999, and 1998, respectively.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           LEBENTHAL TAXABLE
                                                          MUNICIPAL BOND FUND
                             ------------------------------------------------------------------------------
                              SIX MONTHS
                                 ENDED                           YEAR ENDED NOVEMBER 30,
                             MAY 31, 2003     -------------------------------------------------------------
                              (UNAUDITED)       2002         2001         2000         1999         1998
                             -------------    ---------    ---------    ---------    ---------    ---------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period....      $    7.80      $   7.49     $   7.11     $   6.81     $   7.73     $    7.37
                               ---------      ---------    ---------    ---------    ---------    ---------
Income from investment
  operations:
Net investment income....           0.21          0.44         0.47         0.50         0.49          0.49
Net realized and
  unrealized gain (loss)
  on investments.........           0.39          0.33         0.40         0.30        (0.92)         0.36
                               ---------      ---------    ---------    ---------    ---------    ---------
Total from investment
  operations.............           0.60          0.77         0.87         0.80        (0.43)         0.85
                               ---------      ---------    ---------    ---------    ---------    ---------
Less distributions:
Dividends from net
  investment income......          (0.21)        (0.46)       (0.49)       (0.50)       (0.49)        (0.49)
Distributions from net
  realized gains on
  investments............          (0.00)(b)        --           --           --           --            --
                               ---------      ---------    ---------    ---------    ---------    ---------
Total distributions......          (0.21)        (0.46)       (0.49)       (0.50)       (0.49)        (0.49)
                               ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of
  period.................      $    8.19      $   7.80     $   7.49     $   7.11     $   6.81     $    7.73
                               =========      =========    =========    =========    =========    =========
TOTAL RETURN (1)
  (without deduction of
    sales load)..........           7.82%        10.36%       12.22%       12.20%       (5.77)%       11.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000)..................      $  20,725      $ 15,738     $ 13,601     $ 12,504     $ 13,487     $  17,789
Ratio to average net
  assets:
  Expenses +(2)..........           1.00%*        1.00%*       1.00%*       0.90%*       0.82%*        0.70%*
  Net investment income
    (2)..................           5.25%         5.83%        6.34%        7.25%        6.71%         6.45%
Portfolio turnover.......           0.00%        22.46%       54.63%       29.26%       23.75%        23.75%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.18%, 1.34%, 1.35%, 1.37%, 1.15% and 1.15% for the six months ended May 31, 2003 and the years ended November 30, 2002, 2001, 2000, 1999, and 1998, respectively.
*    Includes fees paid indirectly of 0.01% or less of average net assets.
(a)  Amount rounds to less than $0.01 per share.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. SUMMARY OF ACCOUNTING POLICIES

Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund") collectively, "The Funds". Effective December 3, 1997, the New York Bond Fund began to offer a second class of shares, Class B. Class B shares are sold without an initial sales charge but will have a higher expense ratio than Class A shares due to higher 12b-1 fees. The Company's financial statements are prepared in accordance with generally accepted accounting principles as follows:

  a) VALUATION OF SECURITIES -

  Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in sixty
  (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by or under the direction of the Board of Directors.

  b) FEDERAL INCOME TAXES -

  It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

  c) DIVIDENDS AND DISTRIBUTIONS -

  Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Funds' fiscal year, as declared by the Funds' Board of Directors.

  d) GENERAL -

  Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. For the New York Bond Fund, investment income and realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a class are charged only to that class. Expenses not directly attributable to a specific class are allocated based upon the relative daily net assets of each class of shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SUMMARY OF ACCOUNTING POLICIES (CONTINUED)

  e) FEES PAID INDIRECTLY -

  Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses, of $778, $122, and $346, for the New York Bond Fund, New Jersey Bond Fund, and Taxable Bond Fund, respectively.

  f) ESTIMATES -

  The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Management Contract the Funds pay a management fee to Boston Advisors, Inc. (the Manager), equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of investments. Although not required to do so, the Manager has voluntarily agreed to reimburse expenses for the New Jersey Bond Fund in the amount of $12,190.

Advest, Inc. retained commissions from the sales of shares of the Company in the following amounts:

                                                    COMMISSIONS RETAINED
                                                      BY ADVEST, INC.
                                                    --------------------
Lebenthal New York Municipal Bond Fund --
  Class A.........................................        $203,736
Lebenthal New York Municipal Bond Fund --
  Class B.........................................          42,156
Lebenthal New Jersey Municipal Bond Fund..........          25,410
Lebenthal Taxable Municipal Bond Fund.............         128,187
                                                          --------
                                                          $399,488
                                                          ========

The Directors of the Company who are unaffiliated with the Manager or the Distributor are paid $2,000 per annum plus $500 per meeting attended.

3. DISTRIBUTION PLAN

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Advest, Inc. (the Distributor) have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives a fee equal to 0.25% of the Fund's average daily net assets

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DISTRIBUTION PLAN (CONTINUED)

for the New York Bond Fund -- Class A shares, the New Jersey Bond Fund, and the Taxable Bond Fund, and, 1.00% for the New York Bond Fund -- Class B shares. For the period ended May 31, 2003, the Distributor voluntarily waived fees of $16,704, $16,967 and $16,748 from the New York Bond Fund -- Class B shares, the New Jersey Bond Fund, and the Taxable Bond Fund, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

4. CAPITAL STOCK

Transactions in capital stock were as follows:

                                LEBENTHAL NEW YORK MUNICIPAL BOND FUND --   LEBENTHAL NEW YORK MUNICIPAL BOND FUND --
                                                 CLASS A                                     CLASS A
                                             SIX MONTHS ENDED                               YEAR ENDED
                                         MAY 31, 2003 (UNAUDITED)                       NOVEMBER 30, 2002
                                ------------------------------------------  ------------------------------------------
                                       SHARES                AMOUNT               SHARES                AMOUNT
                                ---------------------  -------------------  -------------------  ---------------------
Sold..........................            924,493          $ 7,763,912           2,751,167           $ 22,836,267
Issued as reinvestment of
  dividends...................            417,104            3,502,470             738,273              6,120,132
Redeemed......................           (642,158)          (5,388,408)         (1,425,374)           (11,803,508)
                                    -------------          -----------          ----------           ------------
Net increase..................            699,439          $ 5,877,974           2,064,066           $ 17,152,891
                                    =============          ===========          ==========           ============
Shares authorized ($0.001 par
  value)......................      6,666,666,667
                                    =============

                                LEBENTHAL NEW YORK MUNICIPAL BOND FUND --   LEBENTHAL NEW YORK MUNICIPAL BOND FUND --
                                                 CLASS B                                     CLASS B
                                             SIX MONTHS ENDED                               YEAR ENDED
                                         MAY 31, 2003 (UNAUDITED)                       NOVEMBER 30, 2002
                                ------------------------------------------  ------------------------------------------
                                       SHARES                AMOUNT               SHARES                AMOUNT
                                ---------------------  -------------------  -------------------  ---------------------
Sold..........................            127,272          $ 1,069,315             207,632           $  1,730,528
Issued as reinvestment of
  dividends...................             18,735              157,520              28,112                233,456
Redeemed......................            (17,310)            (145,042)            (38,755)              (320,553)
                                    -------------          -----------          ----------           ------------
Net increase..................            128,697          $ 1,081,793             196,989           $  1,643,431
                                    =============          ===========          ==========           ============
Shares authorized ($0.001 par
  value)......................      6,666,666,667
                                    =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CAPITAL STOCK (CONTINUED)

                                LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND  LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
                                            SIX MONTHS ENDED                             YEAR ENDED
                                        MAY 31, 2003 (UNAUDITED)                     NOVEMBER 30, 2002
                                ----------------------------------------  ----------------------------------------
                                       SHARES               AMOUNT              SHARES               AMOUNT
                                --------------------  ------------------  ------------------  --------------------
Sold..........................           109,734         $   785,378             273,130          $  1,917,793
Issued as reinvestment of
  dividends...................            32,702             233,726              61,585               432,753
Redeemed......................           (57,231)           (411,734)           (106,290)             (745,513)
                                   -------------         -----------          ----------          ------------
Net increase..................            85,205         $   607,370             228,425          $  1,605,033
                                   =============         ===========          ==========          ============
Shares authorized ($0.001 par
  value)......................     6,666,666,667
                                   =============

                                LEBENTHAL TAXABLE MUNICIPAL BOND FUND   LEBENTHAL TAXABLE MUNICIPAL BOND FUND
                                           SIX MONTHS ENDED                           YEAR ENDED
                                       MAY 31, 2003 (UNAUDITED)                   NOVEMBER 30, 2002
                                --------------------------------------  --------------------------------------
                                      SHARES              AMOUNT             SHARES              AMOUNT
                                -------------------  -----------------  -----------------  -------------------
Sold..........................           525,037        $ 4,168,089           507,244         $  3,914,395
Issued as reinvestment of
  dividends...................            41,649            329,837            75,962              574,053
Redeemed......................           (53,449)          (423,734)         (380,716)          (2,938,926)
                                   -------------        -----------        ----------         ------------
Net increase..................           513,237        $ 4,074,192           202,490         $  1,549,522
                                   =============        ===========        ==========         ============
Shares authorized ($0.001 par
  value)......................     6,666,666,667
                                   =============

5. INVESTMENT TRANSACTIONS

Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $14,080,590, $1,607,843, and $3,244,272, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $12,763,207, $1,654,452, and $0, respectively.

6. CONCENTRATION OF CREDIT RISK

The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these funds are subject to the risk associated with the non-performance of such issuers. Each

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONCENTRATION OF CREDIT RISK (CONTINUED)

Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------




    ------------------------------                    LEBENTHAL
    This report is  submitted  for                   FUNDS, INC.
    the general information of the
    shareholders  of the Fund.  It
    is    not    authorized    for
    distribution   to  prospective
    investors  in the Fund  unless
    preceded or  accompanied by an
    effective  prospectus,   which
    includes information regarding
    the  Fund's   objectives   and
    policies,  experience  of  its
    management,  marketability  of
    shares, and other information.
    ------------------------------


    Lebenthal Funds, Inc.
        120 Broadway
        New York, New York 10271
        (212) 425-6116

    Distributor and                              Semi-Annual Report
        Shareholder Servicing Agent                 May 31, 2003
         Advest, Inc.
         90 Statehouse Square
         Hartford, CT 06108




                               [GRAPHIC OMITTED]

Item 2:  Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3:  Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4:  Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5:  Audit Committee of Listed Registrants

Not applicable.

Item 6:  Reserved

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:  Reserved

Item 9:  Controls and Procedures

The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits

   (a)   Not Applicable (disclosure required in annual report on N-CSR only).

   (b) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940. Filed herewith.

   (c) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lebenthal Funds, Inc.

By:  /s/  Michael J. Vogelzang
     -------------------------
     Michael J. Vogelzang, President

Date:  August 5, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Alexandra Lebenthal
     ------------------------
     Alexandra Lebenthal, Chairman

Date:  August 5, 2003

By:  /s/  Donna C. McAdam
     --------------------
     Donna C. McAdam, Treasurer

Date:  August 5, 2003